Lincoln Variable Insurance Products Trust 1300 South Clinton Street Fort Wayne, Indiana 46802 United States of America

Phone:    484-583-8083

e-Mail:    lisa.matson@lfg.com

VIA EDGAR

July 3, 2012

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE: Registrant: Lincoln Variable Insurance Products Trust (“Trust”)

Funds: LVIP Columbia Value Opportunities Fund, LVIP J.P. Morgan High Yield Fund, and LVIP Turner Mid-Cap Growth Fund (each, a “Fund”)

File Nos.: 033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in each Fund’s Prospectus dated April 30, 2012, as supplemented under Rule 497(e) on June 25, 2012. The purpose of this filing is to submit each Fund’s Rule 497(e) filing dated June 25, 2012 in XBRL format.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Lisa L.B. Matson

Lisa L.B. Matson

Senior Counsel